OTHER ASSETS (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other Non-current assets

	2018	2017
Restricted cash (Note 28)	$31.8	$26.0
Prepaid rent to a portfolio investment	31.7	28.5
Advances to a portfolio investment (Note 28)	38.1	39.7
Non-current receivables	131.8	134.8
Investment tax credits	225.7	223.1
Other	22.9	19.2
	$482.0	$471.3

Disclosure of finance lease by lessor
The Company leases some of its property, plant and equipment to third parties, the future minimum lease payments receivable under these non-cancellable operating leases are as follows:

	2018	2017
No later than 1 year	$34.7	$19.3
Later than 1 year and no later than 5 years	98.3	47.1
Later than 5 years	20.5	22.9
	$153.5	$89.3
The present value of future minimum lease payment receivables, included in the current and non-current receivables is as follows:

	2018	2017
Gross investment in finance lease contracts	$182.0	$185.0
Less: unearned finance income	71.3	76.3
Less: discounted unguaranteed residual values of leased assets	6.2	5.8
Present value of future minimum lease payment receivables	$104.5	$102.9

Future minimum lease payments from investments in finance lease contracts to be received are as follows:

		2018		2017
		Present value of		Present value of
	Gross	future minimum	Gross	future minimum
	Investment	lease payments	Investment	lease payments
No later than 1 year	$13.2	$10.7	$10.0	$7.9
Later than 1 year and no later than 5 years	48.3	23.4	47.1	22.5
Later than 5 years	120.5	70.4	127.9	72.5
	$182.0	$104.5	$185.0	$102.9